SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash equivalents maturities, months	3 months
Impairment charge	$ 0	$ 0	$ 0
Severance pay expense	9,862	9,970	8,936
Expense for matching contributions	7,044	3,930	4,310
Advertising expenses	13,543	9,693	7,986
Retained earnings	850,772	710,910
Assets	2,845,086	2,631,876
Excess tax benefit from share-based payment arrangements		$ 7,868	$ 7,595
Cumulative effect of deferred revenues	39,000
Costs related to obtaining customer contracts	$ 45,000
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded in computation of diluted earnings per share	249,274	398,544	561,621
Exchangeable Note Hedge [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded in computation of diluted earnings per share	3,457,475
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded in computation of diluted earnings per share	3,457,475
Cumulative effect adjustment [Member]
Retained earnings	$ 0	$ 6,208
Assets	0
Liabilities	$ 0